Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	March 2011
Distribution Date	04/15/11
Transaction Month	11
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$167,119,451.41	0.7021826	$143,688,994.17	0.6037353	$23,430,457.24
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000	$-
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$670,969,451.41	0.6983082	$647,538,994.17	0.6739231	$23,430,457.24

Weighted Avg. Coupon (WAC)	5.17%		5.17%
Weighted Avg. Remaining Maturity (WARM)	50.05		49.11
Pool Receivables Balance	$824,020,664.18		$794,861,639.21
Remaining Number of Receivables	56,632		55,743

Adjusted Pool Balance	$806,804,233.15		$778,403,678.92

III. COLLECTIONS

Principal:
Principal Collections	$27,819,337.82
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$954,929.33
Total Principal Collections	$28,774,267.15

Interest:
Interest Collections	$3,393,684.41
Late Fees & Other Charges	$38,126.63
Interest on Repurchase Principal	$-
Total Interest Collections	$3,431,811.04

Collection Account Interest	$4,839.64
Reserve Account Interest	$980.47
Servicer Advances	$-

Total Collections	$32,211,898.30

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	March 2011
Distribution Date	04/15/11
Transaction Month	11
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$32,211,898.30
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$32,211,898.30
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$686,683.89		$686,683.89	$686,683.89
Collection Account Interest					$4,839.64
Late Fees & Other Charges					$38,126.63
Total due to Servicer					$729,650.16

3. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$119,768.94		$119,768.94
Class A-3 Notes		$396,250.00		$396,250.00
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$897,504.36		$897,504.36	$897,504.36

Available Funds Remaining:					$30,584,743.78

4. Principal Distribution Amount:					$23,430,457.24

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$23,430,457.24
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		23,430,457.24		$23,430,457.24
Total Noteholders Principal				$23,430,457.24

5. Available Amounts Remaining to reserve account					7,154,286.54

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					7,154,286.54

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$17,216,431.03
Beginning Period Amount	$17,216,431.03
Current Period Amortization	$758,470.74
Ending Period Required Amount	$16,457,960.29
Ending Period Amount	$16,457,960.29
Next Distribution Date Required Amount	$15,718,599.61

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$7,154,286.54
Current Period Release to Depositor	$7,154,286.54
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$ 135,834,781.74	$ 130,864,684.75	$ 130,864,684.75
Overcollateralization as a % of Adjusted Pool		16.84%	16.81%	16.81%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	March 2011
Distribution Date	04/15/11
Transaction Month	11
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.99%	55,181	98.90%	$786,110,571.92
30 - 60 Days	0.84%	468	0.91%	$7,202,782.23
61 - 90 Days	0.14%	79	0.16%	$1,288,323.76
91 + Days	0.03%	15	0.03%	$259,961.30
		55,743		$794,861,639.21
Total
Delinquent Receivables 61 + days past due	0.17%	94	0.19%	$1,548,285.06
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.20%	115	0.23%	$1,909,637.92
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.28%	161	0.31%	$2,654,410.36
Three-Month Average Delinquency Ratio	0.22%		0.25%

Repossession in Current Period		64		$1,098,597.31
Repossession Inventory		65		$696,321.42

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,339,687.15
Recoveries				$(954,929.33)
Net Charge-offs for Current Period				$384,757.82

Beginning Pool Balance for Current Period				$824,020,664.18

Net Loss Ratio				0.56%
Net Loss Ratio for 1st Preceding Collection Period				0.40%
Net Loss Ratio for 2nd Preceding Collection Period				0.75%
Three-Month Average Net Loss Ratio for Current Period				0.57%

Cumulative Net Losses for All Periods				$5,319,227.47
Cumulative Net Losses as a % of Initial Pool Balance				0.48%

Principal Balance of Extensions				$3,044,638.68
Number of Extensions				174

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